Note 3 - Sale of Stock for Cash	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Stock Purchase Agreement [Text Block]

Note 3. Sale of Stock for Cash

Lincoln Park Financing

On  December 13, 2022, we entered into a stock purchase agreement (the “Purchase Agreement”) with Lincoln Park, pursuant to which Lincoln Park agreed to purchase from us at our request up to an aggregate of $10,000,000 of our common stock (subject to certain limitations) from time to time until February 1, 2026. The agreement allowed us, at our sole discretion, to direct Lincoln Park to purchase shares of our common stock, subject to limitations in both volume and dollar amount. The purchase price of the shares that  may be sold to Lincoln Park under the agreement is the lower of (i) the lowest sale price on the date of purchase, or (ii) the average of the three lowest closing prices in the prior 12 business days. Concurrently with the Purchase Agreement we entered into a Registration Rights Agreement, pursuant to which we filed a registration statement on Form S-1 with the SEC on  December 23, 2022. This registration statement was declared effective on  January 19, 2023.

During the years ended December 31, 2025 and 2024, we sold 11,745,123 and 766,175 shares of our common stock to Lincoln Park, and received $2,122,000 and $260,000, respectively, in gross proceeds. Our Consolidated Statements of Stockholder Equity includes a $250,000 offering cost due pursuant to the Purchase Agreement that as of December 31, 2025, was outstanding.

Unit Offerings

During the year ended  December 31, 2025, we sold 1,131,579 shares of our common stock and received $215,000 and $155,000 in gross and net proceeds from accredited investors. During the year ended  December 31, 2024, we sold 1,848,720 shares of our common stock and received $419,000 and $334,000 in gross and net proceeds from accredited investors. (See Note 6, “Warrants Issued in Unit Offering”.)